Accumulated other comprehensive loss. (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Accumulated other comprehensive loss.
Balance, Pre-tax		$ 10,317	$ 8,160	$ (13,098)
Movements of the year, Pre-tax	$ (511)	(10,623)	2,157	21,258
Balance, Pre-tax		(306)	10,317	8,160
Balance, Deferred taxes		4,138	4,785	11,162
Movements of the year, Deferred taxes	153	3,187	(647)	(6,377)
Balance, Deferred taxes		7,325	4,138	4,785
Balance, Net of tax		14,455	12,945	(1,936)
Movements of the year, Net of tax		(7,436)	1,510	14,881
Balance, Net of tax	$ 338	$ 7,019	$ 14,455	$ 12,945